Marketable securities	6 Months Ended
Jun. 30, 2021
Marketable Securities [Abstract]
Marketable securities	Marketable securities
We hold investments in certain marketable securities which we record at fair value through profit and loss. We use quoted market prices to determine the fair value of our marketable securities and categorize them as level 1 on the fair value hierarchy.

The below table shows the carrying value of our investments in marketable securities for periods presented in this report.

(In $ millions)	As at June 30, 2021	As at December 31, 2020
Archer	13	8
Total marketable securities	13	8

The below table shows the gain and losses recognized through net loss for the periods presented in this report.

(In $ millions)	Six months ended June 30, 2021	Six months ended June 30, 2020
Seadrill Partners - Common units - unrealized loss on marketable securities	—	(2)
Archer - unrealized gain / (loss) on marketable securities	5	(4)
Total unrealized gain / (loss) on marketable securities	5	(6)

For information on our previous investment in Seadrill Partners, refer to Note 10 - "Loss on impairment of equity method investments". There was no gain or loss on the cancellation of Seadrill Partners ownership interests as these investments have a nil book value.